Note 24 - Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
(dollars in thousands)	2019	2018

Beginning Balance	$(8,190)	$(6,492)
Other comprehensive loss before reclassification	8,629	(1,606)
Amounts reclassified from accumulated other comprehensive income	(77)	(92)
Net current period other comprehensive income (loss)	8,552	(1,698)
Ending Balance	$362	$(8,190)